Syntax ETF Trust

One Liberty Plaza, 46th Floor

New York, NY 10006

May 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: File Room

Re:	Syntax ETF Trust (the "Trust") File Nos. 333-215607 and 811-23227

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated April 29, 2022 for the above-referenced Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 34 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2022 with an effective date of May 1, 2022 (Accession No. 0001398344-22-008286).

Any comments or questions with respect to this filing should be directed to my attention at (212) 880-0230.

Very truly yours,

/s/ Carly Arison
Carly Arison
President

cc: Kathleen H. Moriarty, Esq.